UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   July 28, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   76

Form 13F Information Table Entry Total:       $150,990,000

List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      252     4200 SH       Sole                                       4200
ABB Ltd Spons ADR              COM              000375204     1648   104410 SH       Sole                                     104410
AT&T Inc.                      COM              00206r102     3626   145991 SH       Sole                                     145991
Abbott Labs                    COM              002824100     5778   122824 SH       Sole                                     122824
Adobe Systems Inc              COM              00724f101     1378    48680 SH       Sole                                      48680
Amgen Inc                      COM              031162100      275     5189 SH       Sole                                       5189
Anglo American Plc New         COM              03485p201      483    33020 SH       Sole                                      33020
Apple Computer                 COM              037833100      245     1719 SH       Sole                                       1719
Archer Daniels Mid             COM              039483102     1199    44775 SH       Sole                                      44775
BHP Billiton LTD               COM              088606108     4801    87725 SH       Sole                                      87725
BP PLC                         COM              055622104     1302    27302 SH       Sole                                      27302
Bank of Montreal               COM              063671101      381     9042 SH       Sole                                       9042
Bard C R Inc NFS LLC IS A      COM              067383109      375     5035 SH       Sole                                       5035
Barrick Gold Corp              COM              067901108     4752   141650 SH       Sole                                     141650
Baxter Intl Inc                COM              071813109      265     5000 SH       Sole                                       5000
Bristol Myers Squibb           COM              110122108     1378    67864 SH       Sole                                      67864
Burlington Northern Santa Fe   COM              12189T104     2115    28754 SH       Sole                                      28754
CGG Veritas                    COM              204386106      530    29326 SH       Sole                                      29326
CSX Corp                       COM              126408103      209     6025 SH       Sole                                       6025
CVS Caremark Corp              COM              126650100     1915    60077 SH       Sole                                      60077
Chesapeake Energy Corp         COM              165167107      580    29238 SH       Sole                                      29238
Chevron Corp                   COM              166764100     5413    81702 SH       Sole                                      81702
Cisco Systems                  COM              17275R102      415    22270 SH       Sole                                      22270
ConocoPhillips                 COM              20825c104     3099    73679 SH       Sole                                      73679
Devon Energy Corp              COM              25179M103      638    11706 SH       Sole                                      11706
Dominion Resources             COM              25746u109     3533   105708 SH       Sole                                     105708
Duke Energy Corp               COM              26441c105      896    61411 SH       Sole                                      61411
Emerson Elec                   COM              291011104     2204    68016 SH       Sole                                      68016
Encana Corp                    COM              292505104     3609    72944 SH       Sole                                      72944
Exxon Mobil Corp               COM              30231g102     6138    87800 SH       Sole                                      87800
FPL Group Inc.                 COM              302571104     1699    29885 SH       Sole                                      29885
FedEx Corp                     COM              31428x106      336     6040 SH       Sole                                       6040
First American Bankshares      COM                             756     1260 SH       Sole                                       1260
General Dynamics               COM              369550108     4141    74768 SH       Sole                                      74768
General Electric               COM              369604103     3928   335164 SH       Sole                                     335164
General Mills                  COM              370334104      285     5085 SH       Sole                                       5085
Goldcorp Inc                   COM              380956409     6207   178619 SH       Sole                                     178619
Gulf Keystone Petro            COM              g4209g100        3    15000 SH       Sole                                      15000
Honeywell International Inc.   COM              438516106     1200    38224 SH       Sole                                      38224
Illinois Tool Works            COM              452308109     1181    31625 SH       Sole                                      31625
J.P. Morgan Chase & Co         COM              46625h100      226     6619 SH       Sole                                       6619
Jacobs Engineering Group Inc   COM              469814107      212     5038 SH       Sole                                       5038
Johnson Controls               COM              478366107      260    11977 SH       Sole                                      11977
Johnson&Johnson                COM              478160104     6517   114733 SH       Sole                                     114733
Kellogg Co                     COM              487836108     2506    53807 SH       Sole                                      53807
Kimberly Clark                 COM              494368103      485     9250 SH       Sole                                       9250
McDonald's Corp                COM              580135101     1641    28544 SH       Sole                                      28544
Merck & Co                     COM              589331107     1146    40996 SH       Sole                                      40996
Meridian Bioscience Inc        COM              589584101      219     9705 SH       Sole                                       9705
Microsoft Corp                 COM              594918104     3479   146380 SH       Sole                                     146380
Monsanto Co. New               COM              61166w101      378     5083 SH       Sole                                       5083
Nestle SA                      COM              641069406     3873   102924 SH       Sole                                     102924
Newmont Mining Corp            COM              651639106      257     6291 SH       Sole                                       6291
Northern States Financial Corp COM              665751103       60    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     2668    65414 SH       Sole                                      65414
Occidental Petroleum           COM              674599105     3097    47064 SH       Sole                                      47064
Oshkosh Corp                   COM              688239201      184    12630 SH       Sole                                      12630
Pepsico, Inc.                  COM              713448108     5339    97139 SH       Sole                                      97139
Petroleo Brasileiro SA         COM              71654v408      218     5330 SH       Sole                                       5330
Pfizer Inc                     COM              717081103      385    25652 SH       Sole                                      25652
Procter & Gamble               COM              742718109     5431   106278 SH       Sole                                     106278
Raytheon Co Com New            COM              755111507     3547    79828 SH       Sole                                      79828
Schlumberger                   COM              806857108     7246   133907 SH       Sole                                     133907
Southern Co                    COM              842587107      478    15343 SH       Sole                                      15343
Stryker Medical                COM              863667101      853    21475 SH       Sole                                      21475
Suncor Energy Inc              COM              867229106     6866   226301 SH       Sole                                     226301
Syngenta AG Spons ADT          COM              87160a100      585    12575 SH       Sole                                      12575
Sysco Corp                     COM              871829107     1090    48500 SH       Sole                                      48500
Trimble Navigation             COM              896239100      257    13100 SH       Sole                                      13100
Union Pacific                  COM              907818108     1713    32900 SH       Sole                                      32900
Verizon Comm.                  COM              92343v104     3952   128609 SH       Sole                                     128609
Vodafone Group PLC             COM              92857w209      295    15141 SH       Sole                                      15141
Walgreen Co                    COM              931422109     4765   162060 SH       Sole                                     162060
Wells Fargo                    COM              949746101      674    27781 SH       Sole                                      27781
Wisconsin Energy               COM              976657106      541    13300 SH       Sole                                      13300
Wyeth                          COM              983024100      380     8382 SH       Sole                                       8382
											FORM 13F INFORMATION TABLE